S000033806 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	170 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
J.P. Morgan EMBI Global Diversified Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		14.30%	1.78%	4.40%
J.P. Morgan GBI-EM Global Diversified 15% Cap 4% Floor Index (Spliced) (Returns do not reflect deductions for fees, expenses or taxes except as noted)
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	17.44%	0.05%	2.33%
iShares J.P. Morgan EM Local Currency Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent		17.17%	0.02%	1.99%
Performance Inception Date					Oct. 18, 2011
iShares J.P. Morgan EM Local Currency Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		16.09%	(0.60%)	1.36%
iShares J.P. Morgan EM Local Currency Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.23%	(0.23%)	1.28%

[1]	Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund's applicable withholding tax rates, if any.
[2]	The J.P. Morgan GBI-EM Global Diversified 15% Cap 4% Floor Index (Spliced) reflects the performance of the Bloomberg Barclays Emerging Markets Broad Local Currency Bond Index (Net) through May 31, 2017, the J.P. Morgan GBI-EM Global Diversified 15% Cap 4% Floor Index (Gross) from June 1, 2017 when it became the Underlying Index of the Fund through September 30, 2023; and the J.P. Morgan GBI-EM Global Diversified 15% Cap 4% Floor Index (Net) thereafter. On March 5, 2025, the name of the Fund's Underlying Index changed from the J.P. Morgan GBI-EM Global Diversified 15% Cap 4.5% Floor Index to the J.P. Morgan GBI-EM Global Diversified 15% Cap 4% Floor Index.